Incentive Units (Roll Forward of Incentive Units) (Details) - Incentive Units - Time Vesting Feature - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Number of shares
Vested Units Beginning Balance	133,333	1,800,911
Vested During Period	1,667,578	1,027,288
Forfeited During Period	(37,140)	0
Granted During Period	37,140	0
Canceled During Period	0	0
Vested Units Ending Balance	1,800,911	2,828,199